Organization and Nature of Business (Tables)	12 Months Ended
Dec. 31, 2025
Organization and Nature of Business
Schedule of principal business activities
Name of Entity	Date of Incorporation	Place of Incorporation	% of Ownership	Principal Activities
Tantech Holdings Ltd (“Tantech” or “Tantech BVI”)	November 9, 2010	BVI	Parent	Holding Company
EAG International Vantage Capitals Limited (“Euroasia”)	April 27, 2015	Hong Kong	100% by the Parent	Holding Company
USCNHK Holding Limited (“USCNHK Holding ”)	December 13, 2024	Hong Kong	100% by the Parent	Holding Company
EPakia Inc. (“EPakia”)	May 19, 2022	United States	100% by the Parent	Marketing and selling
Tanhome Inc (“Tanhome Holding”) (i)	December 3, 2024	United States	100% by the Parent	Holding Company
Tanhome Group Inc (“Tanhome”) (i)	December 3, 2024	United States	100% by Gohomeway Holding	Construction materials sales and services business
China East Trade Co., Ltd. (“China East”)	February 15, 2018	Hong Kong	100% by Euroasia	Investing in the factoring industry
Euroasia New Energy Automotive (Jiangsu) Co. Ltd. (“Euroasia New Energy”)	October 24, 2017	Zhangjia Gang, Jiangsu Province, China	100% by Euroasia	Holding Company
Shanghai Jiamu Investment Management Co., Ltd (“Jiamu”)	July 14, 2015	Shanghai, China	100% by Euroasia	Holding Company
Shangchi (Zhejiang) Intelligent Equipment Co., Ltd. (“Shangchi Intelligent Equipment”)	August 26, 2021	Pinghu Zhejiang Province, China	100% by Euroasia	Manufacturing and sales company focusing on new energy vehicles
Eurasia Holdings (Zhejiang) Co., Ltd. (“Eurasia Holdings”)	July 15, 2021	Hangzhou Zhejiang province, China	100% by Euroasia	Marketing and selling electric vehicles
Zhejiang Shangnilai Technology Co., Ltd. (“Shangnilai”)	November 12, 2020	Lishui, Zhejiang Province, China	100% by Jiamu	Manufacturing, selling and trading various products made from bamboo and charcoal
Name of Entity	Date of Incorporation	Place of Incorporation	% of Ownership	Principal Activities
Lishui Smart New Energy Automobile Co., Ltd. (“Lishui Smart”)	November 16, 2020	Lishui, Zhejiang Province, China	100% by Jiamu	Research, development and manufacturing new energy automobiles
Zhejiang Zhuguxingqi Technology Co., Ltd	August 10, 2023	Lishui, Zhejiang Province, China	100% by Jiamu	Manufacturing, selling and trading various products made from bamboo and charcoal
Shanghai Wangju Industrial Group Co., Ltd. (“Shanghai Wangju”)	September 23, 2021	Shanghai, China	100% by Jiamu	Investing in the factoring industry
Gangyu Trading (Jiangsu) Co., Ltd. (“Gangyu Trading”)	August 10, 2021	Zhangjiagang Jiangsu Province, China	100% by Euroasia New Energy	Marketing and selling electric vehicles
Hangzhou Eurasia Supply Chain Co., Ltd. (“Eurasia Supply”)	August 4, 2021	Hangzhou Zhejiang province, China	100% by Eurasia Holdings	Supply chain business
Zhejiang Shangchi Medical Equipment Co., Ltd. (“Shangchi Medical”) (ii)	November 13, 2021	Pinghu Zhejiang Province, China	100% by Shangchi Intelligent Equipment	Manufacturing and sales company focusing on new energy vehicles
Shenzhen Shangdong Trading Co., Ltd. (“Shenzhen Shangdong”)	July 13, 2016	Shenzhen Guangdong Province, China	100% by Shanghai Wangju	Investing in the factoring industry
First International Commercial Factoring (Shenzhen) Co., Ltd. (“First International”)	July 27, 2017	Shenzhen Guangdong Province, China	75% by Shenzhen Shangdong 25% by China East	Investing in the factoring industry